UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number _811-02277_

 Value Line Income and Growth Fund, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y. 10017
(Address of principal executive offices) (Zip Code)

Registrant’s telephone number, including area code: 212-907-1500

Date of fiscal year end: December 31, 2008

Date of reporting period: December 31, 2008

Item I.	Reports to Stockholders.

A copy of the Annual Report to Stockholders for the period ended 12/31/08 is included with this Form.

INVESTMENT ADVISER	EULAV Asset Management, LLC	ANNUAL REPORT
	220 East 42nd Street	D e c e m b e r 3 1, 2 0 0 8
New York, NY 10017-5891

DISTRIBUTOR	Value Line Securities, Inc.
220 East 42nd Street
New York, NY 10017-5891

CUSTODIAN BANK	State Street Bank and Trust Co.
225 Franklin Street
Boston, MA 02110
Value Line Income and Growth Fund, Inc.
SHAREHOLDER	State Street Bank and Trust Co.
SERVICING AGENT	c/o BFDS
P.O. Box 219729
Kansas City, MO 64121-9729

INDEPENDENT	PricewaterhouseCoopers LLP
REGISTERED PUBLIC	300 Madison Avenue
ACCOUNTING FIRM	New York, NY 10017
LEGAL COUNSEL
Peter D. Lowenstein, Esq.
496 Valley Road
Cos Cob, CT 06807-0272

DIRECTORS	Joyce E. Heinzerling
Francis C. Oakley
David H. Porter
Paul Craig Roberts
Thomas T. Sarkany
Nancy-Beth Sheerr
Daniel S. Vandivort

OFFICERS	Mitchell E. Appel
President
Howard A. Brecher
Vice President and Secretary
Emily D. Washington
Treasurer

This audited report is issued for information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

#00062640

Value Line Income and Growth Fund, Inc.

To Our Value Line Income

To Our Shareholders (unaudited):

The Value Line Income & Growth Fund outperformed its benchmark in 2008. Although the Fund had a loss of 21.52% in 2008, it compared favorably with a loss of 37.00% for the Standard & Poor’s 500 Index(1) and a positive 5.71% return for the Barclays Government/Credit Bond Index(2).

Equity market returns fell sharply in the second half of 2008 as a result of the weakening business environment and a bank-led credit crisis. Corporate earnings declined in the second half of the year due mainly to large writedowns on bad loans in the financial sector; one of the largest weightings in the S&P 500 Index. Due to the breadth of the economic pullback, both domestically and abroad, the U.S. is enduring one of the most severe recessions in decades. Given this backdrop, the U.S. Government has taken unprecedented steps to revive the nation’s growth utilizing both fiscal and monetary policy, which will likely begin to bear fruit in the later stages of 2009. As the economy works its way through the borrowing excesses of the past few years, corporate profit margins should remain under pressure; contributing to further volatility for the domestic equity markets.

Given the current investment environment, we continue to focus our equity investing on dividend-paying companies where we believe the quality of earnings tends to be quite high. The Fund’s holdings in the fixed-income arena have been primarily focused in U.S. Treasury and Agency issues; however, in the past six months we have begun to increase our holdings in corporate securities as the yield advantage over Treasury notes has widened to historic levels. If the economic situation stabilizes later this year, it is likely we will add to our investments in the high-grade corporate sector as opportunities present themselves.

We believe that a well-diversified and balanced approach will produce the best long-term results on a risk/reward basis. Preserving capital in the short run, while generating good total returns (income plus growth) over the long term, remain our goals.

We appreciate your confidence and look forward to serving your investment needs in the future.

Sincerely,

/s/ Mitchell E. Appel
Mitchell E. Appel President

February 20, 2009

(1)
The Standard & Poor’s 500 Index consists of 500 stocks which are traded on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System and is representative of the broad stock market. This is an unmanaged index and does not reflect charges, expenses or taxes. It is not possible to directly invest in this index.

(2)
The Barclays Government/Credit Bond Index consists of government, investment-grade and mortgage-backed bonds and is representative of the broad bond market. This is an unmanaged index and does not reflect charges, expenses or taxes. It is not possible to directly invest in this index.

Value Line Income and Growth Fund, Inc.

and Growth Fund Shareholders

Economic Observations (unaudited)

The recession is in full bloom, having hit this country with its worst business setback in several generations. Meanwhile, the downturn is spreading overseas with ferocity, creating a global crisis.

The current situation is traceable to several events, beginning with the sharp declines in housing construction, home sales, and real estate prices. We also have seen a reduction in credit availability, a high level of bank failures, rising foreclosure rates, increasing unemployment, a contraction in retailing and auto activity, and sharp declines in manufacturing and nonmanufacturing. These developments are consistent with a deep and prolonged recession. As 2009 unfolds, we are facing a serious worldwide contraction that optimistically will last only through the middle of this year. Government reaction to this global upheaval is likely to involve attempts to pass additional stimulus measures, with an emphasis on infrastructure rebuilding and employment improvement. It is hoped that such efforts will shorten the downturn’s duration and reduce its severity.

Meanwhile, inflation, which had earlier moved sharply higher in this country due to dramatic increases in oil, food, and commodity prices, has moderated quickly, thanks to even more dramatic declines in energy prices since last summer. Our expectation is that absent a more potent long-term business expansion than we now project, inflation should remain in check for the most part through the early years of the next decade. In fact, there is the possibility that we could see selective bouts of deflation along the way, especially if consumer demand falters for any extended period of time.

Value Line Income and Growth Fund, Inc.

(unaudited)

The following graph compares the performance of the Value Line Income and Growth Fund, Inc. to that of the S&P 500 Index and the Barclays Government Credit Bond Index. The Value Line Income & Growth Fund, Inc. is a professionally managed mutual fund, while the Indices are not available for investment and are unmanaged. The returns for the Indices do not reflect charges, expenses or taxes but do include the reinvestment of dividends. The comparison is shown for illustrative purposes only.

Comparison of a Change in Value of a $10,000 Investment
in the Value Line Income and Growth Fund, Inc.,
and the S&P 500 Index and the Barclays Government Credit Bond Index*

*	The Standard and Poor’s 500 Stock Index is an unmanaged index that is representative of the larger-capitalization stocks traded in the United States.

The Barclays Government/Credit Bond Index is an unmanaged index that is generally considered to be representative of U.S. Government and corporate bond market activity.

Performance Data:**

	Average Annual Total Return	Growth of an Assumed Investment of $10,000
1 year ended 12/31/08	(21.52)%	$7,848
5 years ended 12/31/08	3.41%	$11,826
10 years ended 12/31/08	4.23%	$15,133

**
The performance data quoted represent past performance and are no guarantee of future performance. The average annual total returns and growth of an assumed investment of $10,000 include dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Value Line Income and Growth Fund, Inc.

FUND EXPENSES (unaudited):

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2008 through December 31, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning account value 7/1/08	Ending account value 12/31/08	Expenses paid during period 7/1/08 thru 12/31/08*

Actual	$1,000.00	$813.20	$5.20
Hypothetical (5% return before expenses)	$1,000.00	$1,019.41	$5.79

*
Expenses are equal to the Fund’s annualized expense ratio of 1.14% multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period. This expense ratio may differ from the expense ratio shown in the Financial Highlights.

Value Line Income and Growth Fund, Inc.

Portfolio Highlights at December 31, 2008 (unaudited)

Ten Largest Common Stock Holdings

			Percentage of
Issue	Shares	Value	Net Assets
Johnson & Johnson	30,000	$1,794,900	0.58%
Southern Co.	40,000	$1,480,000	0.48%
Wal-Mart Stores, Inc.	25,000	$1,401,500	0.46%
Microsoft Corp.	70,000	$1,360,800	0.44%
Genzyme Corp.	20,000	$1,327,400	0.43%
General Electric Co.	80,000	$1,296,000	0.42%
Teva Pharmaceutical Industries Ltd. ADR	28,763	$1,224,449	0.40%
Exxon Mobil Corp.	15,000	$1,197,450	0.39%
Dominion Resources, Inc.	32,000	$1,146,880	0.37%
Quest Diagnostics, Inc.	20,000	$1,038,200	0.34%

Asset Allocation — Percentage of Net Assets

Sector Weightings — Percentage of Total Investment Securities

Value Line Income and Growth Fund, Inc.

Schedule of Investments	December 31, 2008

Shares		Value
COMMON STOCKS (53.4%)

	ADVERTISING (0.1%)
16,000	Monster Worldwide, Inc. *	$193,440

	AEROSPACE/DEFENSE (0.6%)
10,000	General Dynamics Corp.	575,900
10,000	Goodrich Corp.	370,200
1,000	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	37,380
12,000	Northrop Grumman Corp.	540,480
10,000	Rockwell Collins, Inc.	390,900
		1,914,860
	AIR TRANSPORT (0.2%)
7,000	FedEx Corp.	449,050
25,000	Southwest Airlines Co.	215,500
		664,550
	AUTO & TRUCK (0.2%)
20,000	Honda Motor Co. Ltd. ADR	426,800
6,000	Navistar International Corp. *	128,280
		555,080
	AUTO PARTS (0.4%)
20,000	Autoliv, Inc.	429,200
8,000	Eaton Corp.	397,680
16,000	Johnson Controls, Inc.	290,560
		1,117,440
	BANK (1.1%)
30,000	Bank of America Corp.	422,400
15,000	Bank of New York Mellon Corp.	424,950
16,000	JPMorgan Chase & Co.	504,480
10,000	PNC Financial Services Group, Inc.	490,000
8,000	State Street Corp.	314,640
8,000	SunTrust Banks, Inc.	236,320
20,000	Webster Financial Corp.	275,600
25,000	Wells Fargo & Co.	737,000
		3,405,390
	BANK - CANADIAN (0.2%)
14,000	Bank of Nova Scotia	380,800
8,000	Toronto-Dominion Bank (The)	286,960
		667,760

Shares		Value
	BANK - FOREIGN (0.0%)
1,000	Unibanco - Uniao de Bancos Brasileiros S.A. GDR	$64,620

	BANK - MIDWEST (0.1%)
10,000	U.S. Bancorp	250,100

	BEVERAGE - ALCOHOLIC (0.1%)
19,000	Constellation Brands, Inc. Class A *	299,630

	BEVERAGE - SOFT DRINK (0.7%)
20,000	Cadbury PLC ADR	713,400
15,000	Coca-Cola Co. (The)	679,050
15,000	Dr. Pepper Snapple Group, Inc. *	243,750
1,000	Fomento Economico Mexicano S.A.B. de C.V. ADR	30,130
10,000	PepsiCo, Inc.	547,700
		2,214,030

	BUILDING MATERIALS (0.3%)
10,000	Fluor Corp.	448,700
20,000	Owens Corning, Inc. *	346,000
		794,700

	CABLE TV (0.4%)
20,000	Cablevision Systems Corp. NY Group A	336,800
25,000	DIRECTV Group, Inc. (The) *	572,750
30,000	DISH Network Corp. Class A *	332,700
		1,242,250

	CANADIAN ENERGY (0.9%)
15,000	Canadian Natural Resources Ltd.	599,700
20,000	EnCana Corp.	929,600
50,000	Pengrowth Energy Trust	381,000
20,000	Petro-Canada	437,800
15,000	Suncor Energy, Inc.	292,500
		2,640,600

	CEMENT & AGGREGATES (0.1%)
20,000	Cemex S.A. de C.V. ADR *	182,800

See Notes to Financial Statements.

Value Line Income and Growth Fund, Inc.

Schedule of Investments

Shares		Value
	CHEMICAL - BASIC (0.5%)
17,000	Agrium, Inc.	$580,210
20,000	Dow Chemical Co. (The)	301,800
20,000	E.I. du Pont de Nemours & Co.	506,000
		1,388,010

	CHEMICAL - DIVERSIFIED (0.6%)
3,000	Cabot Corp.	45,900
10,000	Cytec Industries, Inc.	212,200
30,000	Huntsman Corp.	103,200
12,000	Pall Corp.	341,160
10,000	Sociedad Quimica y Minera de Chile S.A. ADR	243,900
24,000	Veolia Environnement ADR	761,040
25,000	Zoltek Companies, Inc. *	224,750
		1,932,150

	CHEMICAL - SPECIALTY (1.1%)
10,000	Arch Chemicals, Inc.	260,700
12,000	Ashland, Inc.	126,120
10,000	Ceradyne, Inc. *	203,100
10,000	Lorillard, Inc.	563,500
20,000	Lubrizol Corp. (The)	727,800
3,000	Millipore Corp. *	154,560
14,000	Mosaic Co. (The)	484,400
22,000	OM Group, Inc. *	464,420
7,000	Syngenta AG ADR	273,980
		3,258,580

	COMPUTER & PERIPHERALS (1.1%)
30,000	Dell, Inc. *	307,200
30,000	EMC Corp. *	314,100
18,000	Hewlett-Packard Co.	653,220
12,000	International Business Machines Corp.	1,009,920
15,000	Logitech International S.A. *	233,700
25,000	Maxwell Technologies, Inc. *	126,750
20,000	NetApp, Inc. *	279,400
5,000	SanDisk Corp. *	48,000
20,000	Seagate Technology	88,600
25,000	Western Digital Corp. *	286,250
		3,347,140

Shares		Value
	COMPUTER SOFTWARE & SERVICES (2.4%)
18,000	Accenture Ltd. Class A	$590,220
15,000	Affiliated Computer Services, Inc. Class A *	689,250
15,000	Automatic Data Processing, Inc.	590,100
20,000	BMC Software, Inc. *	538,200
25,000	CA, Inc.	463,250
20,000	Check Point Software Technologies Ltd. *	379,800
25,000	Cognizant Technology Solutions Corp. Class A *	451,500
25,000	Computer Sciences Corp. *	878,500
15,000	Infosys Technologies Ltd. ADR	368,550
70,000	Microsoft Corp.	1,360,800
30,000	Oracle Corp. *	531,900
15,000	Sybase, Inc. *	371,550
20,000	Symantec Corp. *	270,400
		7,484,020

	DIVERSIFIED COMPANIES (1.2%)
16,000	Crane Co.	275,840
11,000	Danaher Corp.	622,710
16,000	Honeywell International, Inc.	525,280
15,000	Parker Hannifin Corp.	638,100
15,000	Pentair, Inc.	355,050
14,000	Teleflex, Inc.	701,400
15,000	Tyco International Ltd.	324,000
7,000	United Technologies Corp.	375,200
		3,817,580

	DRUG (3.4%)
10,000	Biogen Idec, Inc. *	476,300
30,000	Bristol-Myers Squibb Co.	697,500
15,000	Eli Lilly & Co.	604,050
30,000	Forest Laboratories, Inc. *	764,100
20,000	Genzyme Corp. *	1,327,400
10,000	GlaxoSmithKline PLC ADR	372,700
32,000	King Pharmaceuticals, Inc. *	339,840
20,000	Merck & Co., Inc.	608,000
15,000	Novartis AG ADR	746,400
50,000	Pfizer, Inc.	885,500
22,000	Sanofi-Aventis ADR	707,520

See Notes to Financial Statements.

Value Line Income and Growth Fund, Inc.

December 31, 2008

Shares		Value
22,500	Schering-Plough Corp.	$383,175
28,763	Teva Pharmaceutical Industries Ltd. ADR	1,224,449
30,000	Watson Pharmaceuticals, Inc. *	797,100
14,000	Wyeth	525,140
		10,459,174

	ELECTRICAL EQUIPMENT (1.5%)
2,000	American Science & Engineering, Inc.	147,920
5,000	Baldor Electric Co.	89,250
15,000	Belden CDT, Inc.	313,200
25,000	Corning, Inc.	238,250
15,000	Emerson Electric Co.	549,150
1,000	Garmin Ltd.	19,170
80,000	General Electric Co.	1,296,000
10,000	Siemens AG ADR	757,500
25,000	Thomas & Betts Corp. *	600,500
20,000	Ultralife Batteries, Inc. *	268,200
10,000	WESCO International, Inc. *	192,300
		4,471,440

	ELECTRICAL UTILITY - CENTRAL (1.1%)
30,000	ALLETE, Inc.	968,100
20,000	American Electric Power Company, Inc.	665,600
20,000	CenterPoint Energy, Inc.	252,400
25,000	OGE Energy Corp.	644,500
35,000	Westar Energy, Inc.	717,850
		3,248,450

	ELECTRICAL UTILITY - EAST (2.2%)
32,000	Dominion Resources, Inc.	1,146,880
17,000	Exelon Corp.	945,370
15,000	FirstEnergy Corp.	728,700
45,000	Pepco Holdings, Inc.	799,200
14,000	PPL Corp.	429,660
15,000	Progress Energy, Inc.	597,750
40,000	Southern Co.	1,480,000
45,000	TECO Energy, Inc.	555,750
		6,683,310

Shares		Value
	ELECTRICAL UTILITY - WEST (0.7%)
30,000	IDACORP, Inc.	$883,500
15,000	Sempra Energy	639,450
40,000	Xcel Energy, Inc.	742,000
		2,264,950

	ELECTRONICS (1.2%)
15,000	Arrow Electronics, Inc. *	282,600
24,000	Avnet, Inc. *	437,040
20,000	AVX Corp.	158,800
25,000	Celestica, Inc. *	115,250
5,000	Harris Corp.	190,250
20,000	LaserCard Corp. *	72,800
25,000	MEMC Electronic Materials, Inc. *	357,000
10,000	PG&E Corp.	387,100
20,000	Pinnacle West Capital Corp.	642,600
20,000	Plantronics, Inc.	264,000
20,000	Plexus Corp. *	339,000
30,000	Tyco Electronics Ltd.	486,300
5,000	Valence Technology, Inc. *	9,100
		3,741,840

	ENTERTAINMENT (0.5%)
20,000	CBS Corp. Class B	163,800
12,500	IAC/InterActiveCorp *	196,625
50,000	Time Warner, Inc.	503,000
27,000	Walt Disney Co. (The)	612,630
		1,476,055

	ENTERTAINMENT TECHNOLOGY (0.2%)
30,000	Avid Technology, Inc. *	327,300
25,000	Zoran Corp. *	170,750
		498,050

	ENVIRONMENTAL (0.6%)
20,000	American Ecology Corp.	404,600
15,000	Republic Services, Inc.	371,850
15,000	Tetra Tech, Inc. *	362,250
25,000	Waste Management, Inc.	828,500
		1,967,200

See Notes to Financial Statements.

Value Line Income and Growth Fund, Inc.

Schedule of Investments

Shares		Value
	FINANCIAL SERVICES - DIVERSIFIED (2.2%)
10,000	Affiliated Managers Group, Inc. *	$419,200
15,000	AllianceBernstein Holding L.P.	311,850
18,000	American Express Co.	333,900
30,000	Ameriprise Financial, Inc.	700,800
2,000	BlackRock, Inc.	268,300
12,000	Blackstone Group L.P. (The)	78,360
30,000	Citigroup, Inc.	201,300
16,000	Credit Suisse Group ADR	452,160
5,000	Federated Investors, Inc. Class B	84,800
8,000	Franklin Resources, Inc.	510,240
15,000	Hartford Financial Services Group, Inc. (The)	246,300
12,000	HSBC Holdings PLC ADR	571,949
20,000	ING Groep NV ADR	222,000
30,000	Invesco Ltd.	433,200
20,000	Lender Processing Services, Inc.	589,000
25,000	Loews Corp.	706,250
6,000	Nasdaq OMX Group, Inc. (The) *	148,260
20,000	Principal Financial Group, Inc.	451,400
		6,729,269

	FOOD PROCESSING (1.9%)
30,000	Archer-Daniels-Midland Co.	864,900
12,000	Bunge Ltd.	621,240
15,000	Campbell Soup Co.	450,150
20,000	ConAgra Foods, Inc.	330,000
10,000	Diageo PLC ADR	567,400
15,000	General Mills, Inc.	911,250
15,000	Hormel Foods Corp.	466,200
25,000	Kraft Foods, Inc. Class A	671,250
35,000	Sara Lee Corp.	342,650
20,000	Smithfield Foods, Inc. *	281,400
20,000	Unilever PLC ADR	460,400
		5,966,840

	FOOD WHOLESALERS (0.2%)
25,000	Sysco Corp.	573,500

Shares		Value
	FOREIGN ELECTRONICS (0.3%)
35,000	Koninklijke Philips Electronics N.V.	$695,450
5,000	Sony Corp. ADR	109,350
		804,800

	FOREIGN TELECOMMUNICATIONS (0.5%)
30,000	Deutsche Telekom AG ADR	459,000
10,000	Telecom Corporation of New Zealand Ltd. ADR	67,001
12,000	Telefonica S.A. ADR	808,680
15,000	Vodafone Group PLC ADR	306,600
		1,641,281

	FURNITURE/HOME FURNISHINGS (0.2%)
8,000	Mohawk Industries, Inc. *	343,760
35,000	Tempur-Pedic International, Inc.	248,150
		591,910

	GROCERY (0.3%)
30,000	Safeway, Inc.	713,100
30,000	Whole Foods Market, Inc.	283,200
		996,300

	HEALTH CARE INFORMATION SYSTEMS (0.1%)
30,000	IMS Health, Inc.	454,800

	HEAVY CONSTRUCTION (0.1%)
25,000	KHD Humboldt Wedag International Ltd. *	279,250

	HOME APPLIANCES (0.1%)
5,000	Black & Decker Corp. (The)	209,050
5,000	Whirlpool Corp.	206,750
		415,800

	HOTEL/GAMING (0.1%)
20,000	Orient-Express Hotels Ltd. Class A	153,200
10,000	Wyndham Worldwide Corp.	65,500
		218,700

	HOUSEHOLD PRODUCTS (0.1%)
20,000	Newell Rubbermaid, Inc.	195,600

See Notes to Financial Statements.

Value Line Income and Growth Fund, Inc.

December 31, 2008

Shares		Value
	INDUSTRIAL SERVICES (0.3%)
20,000	Amdocs Ltd. *	$365,800
15,000	CSG Systems International, Inc. *	262,050
20,000	G&K Services, Inc. Class A	404,400
		1,032,250

	INFORMATION SERVICES (0.2%)
7,000	Dun & Bradstreet Corp. (The)	540,400

	INSURANCE - LIFE (0.4%)
8,000	Lincoln National Corp.	150,720
20,000	Manulife Financial Corp.	340,600
10,000	MetLife, Inc.	348,600
7,000	Prudential Financial, Inc.	211,820
15,000	Unum Group	279,000
		1,330,740

	INSURANCE - PROPERTY & CASUALTY (0.7%)
20,000	American Financial Group, Inc.	457,600
20,000	Berkley (W.R.) Corp.	620,000
5	Berkshire Hathaway, Inc. Class A *	483,000
20,000	HCC Insurance Holdings, Inc.	535,000
		2,095,600

	INTERNET (0.3%)
2,500	Google, Inc. Class A *	769,125
20,000	Yahoo!, Inc. *	244,000
		1,013,125

	MACHINERY (1.4%)
10,000	Briggs & Stratton Corp.	175,900
5,000	CIRCOR International, Inc.	137,500
15,000	CNH Global N.V.	234,000
10,000	Cummins, Inc.	267,300
14,000	Curtiss-Wright Corp.	467,460
15,000	Dover Corp.	493,800
8,000	Flowserve Corp.	412,000
15,000	Foster Wheeler Ltd. *	350,700
20,000	Ingersoll-Rand Company Ltd. Class A	347,000
10,000	Lincoln Electric Holdings, Inc.	509,300

Shares		Value
20,000	Terex Corp. *	$346,400
25,000	Watts Water Technologies, Inc. Class A	624,250
		4,365,610

	MARITIME (0.1%)
2,000	Alexander & Baldwin, Inc.	50,120
1,000	DryShips, Inc.	10,660
6,000	Excel Maritime Carriers Ltd.	42,240
15,000	TBS International Ltd. Class A *	150,450
		253,470

	MEDICAL SERVICES (1.4%)
35,000	Coventry Health Care, Inc. *	520,800
20,000	Health Net, Inc. *	217,800
12,000	Laboratory Corporation of America Holdings *	772,920
20,000	Lincare Holdings, Inc. *	538,600
20,000	PSS World Medical, Inc. *	376,400
20,000	Quest Diagnostics, Inc.	1,038,200
15,000	UnitedHealth Group, Inc.	399,000
10,000	WellCare Health Plans, Inc. *	128,600
8,000	WellPoint, Inc. *	337,040
		4,329,360

	MEDICAL SUPPLIES (2.8%)
12,000	Baxter International, Inc.	643,080
10,000	Becton, Dickinson & Co.	683,900
9,000	Bio-Rad Laboratories, Inc. Class A *	677,790
30,000	Boston Scientific Corp. *	232,200
15,000	Covidien Ltd.	543,600
15,000	Immucor, Inc. *	398,700
16,000	Inverness Medical Innovations, Inc. *	302,560
30,000	Johnson & Johnson	1,794,900
15,000	Kinetic Concepts, Inc. *	287,700
11,067	Life Technologies Corp. *	257,972
15,000	Medtronic, Inc.	471,300
24,000	Mentor Corp.	742,320
15,000	STERIS Corp.	358,350
20,000	Varian Medical Systems, Inc. *	700,800
15,000	Zimmer Holdings, Inc. *	606,300
		8,701,472

See Notes to Financial Statements.

Value Line Income and Growth Fund, Inc.

Schedule of Investments

Shares		Value
	METALS & MINING DIVERSIFIED (0.8%)
25,000	Alcoa, Inc.	$281,500
15,000	Alliance Resource Partners, L.P.	403,200
12,000	BHP Billiton Ltd. ADR	514,800
20,000	Cameco Corp.	345,000
25,000	Companhia Vale do Rio Doce ADR	302,750
14,000	Freeport-McMoRan Copper & Gold, Inc.	342,160
30,000	Titanium Metals Corp.	264,300
		2,453,710

	METALS FABRICATING (0.2%)
37,000	Chicago Bridge & Iron Co. N.V.	371,850
15,000	Kennametal, Inc.	332,850
		704,700

	NATURAL GAS - DISTRIBUTION (0.3%)
20,000	Energy Transfer Equity, L.P.	324,200
20,000	Enterprise Products Partners, L.P.	414,600
21,000	Ferrellgas Partners, L.P.	307,860
		1,046,660

	NATURAL GAS - DIVERSIFIED (1.1%)
15,000	Cabot Oil & Gas Corp.	390,000
14,000	Devon Energy Corp.	919,940
35,000	El Paso Corp.	274,050
10,000	Energen Corp.	293,300
15,000	MarkWest Energy Partners L.P.	119,700
20,000	National Fuel Gas Co.	626,600
35,000	Newfield Exploration Co. *	691,250
		3,314,840

	NEWSPAPER (0.2%)
20,000	Gannett Co., Inc.	160,000
20,000	New York Times Co. (The) Class A	146,600
35,000	News Corp. Class B	335,300
		641,900

Shares		Value
	OFFICE EQUIPMENT & SUPPLIES (0.2%)
20,000	Lexmark International, Inc. Class A *	$538,000
20,000	Xerox Corp.	159,400
		697,400

	OIL/GAS DISTRIBUTION (0.2%)
10,000	Energy Transfer Partners L.P.	340,100
20,000	Linn Energy LLC	305,812
		645,912

	OILFIELD SERVICES/ EQUIPMENT (1.4%)
20,000	Cameron International Corp. *	410,000
1,000	Compagnie Generale de Geophysique-Veritas ADR *	14,990
24,000	ENSCO International, Inc.	681,360
10,000	Helmerich & Payne, Inc.	227,500
10,000	Nabors Industries Ltd. *	119,700
22,000	National-Oilwell Varco, Inc. *	537,680
25,000	Noble Corp.	552,250
20,000	Pride International, Inc. *	319,600
30,000	Rowan Companies, Inc.	477,000
18,000	Transocean Ltd. *	850,500
10,000	Weatherford International Ltd. *	108,200
		4,298,780

	PAPER & FOREST PRODUCTS (0.2%)
24,000	International Paper Co.	283,200
8,000	Weyerhaeuser Co.	244,880
		528,080

	PETROLEUM - INTEGRATED (2.0%)
14,000	Chevron Corp.	1,035,580
18,000	ConocoPhillips	932,400
15,000	Exxon Mobil Corp.	1,197,450
22,000	Marathon Oil Corp.	601,920
15,000	Murphy Oil Corp.	665,250
22,000	Petroleo Brasileiro S.A. ADR	538,780
2,000	Sasol Ltd. ADR	60,660
20,000	Tesoro Corp.	263,400

See Notes to Financial Statements.

Value Line Income and Growth Fund, Inc.

December 31, 2008

Shares		Value
10,000	Total S.A. ADR	$553,000
20,000	Valero Energy Corp.	432,800
		6,281,240

	PETROLEUM - PRODUCING (0.9%)
10,000	Anadarko Petroleum Corp.	385,500
11,000	Apache Corp.	819,830
28,000	Plains Exploration & Production Co. *	650,720
30,000	St. Mary Land & Exploration Co.	609,300
25,000	Swift Energy Co. *	420,250
		2,885,600

	PHARMACY SERVICES (0.2%)
25,000	CVS Caremark Corp.	718,500

	POWER (0.1%)
12,000	SunPower Corp. Class A *	444,000

	PRECIOUS METALS (0.8%)
18,000	AngloGold Ashanti Ltd. ADR	498,780
20,000	Barrick Gold Corp.	735,400
30,000	Harmony Gold Mining Company Ltd. ADR *	329,100
15,000	Newmont Mining Corp.	610,500
25,000	Yamana Gold, Inc.	193,000
		2,366,780

	PRECISION INSTRUMENT (0.4%)
20,000	OSI Systems, Inc. *	277,000
40,000	PerkinElmer, Inc.	556,400
15,000	Thermo Fisher Scientific, Inc. *	511,050
		1,344,450

	R.E.I.T. (0.1%)
8,000	Hospitality Properties Trust	118,960
15,000	Host Hotels & Resorts, Inc.	113,550
		232,510

	RAILROAD (0.7%)
6,000	Burlington Northern Santa Fe Corp.	454,260
17,000	Canadian National Railway Co.	624,920
10,000	Canadian Pacific Railway Ltd.	336,200

Shares		Value
12,000	CSX Corp.	$389,640
10,000	Norfolk Southern Corp.	470,500
		2,275,520

	RECREATION (0.2%)
20,000	Brunswick Corp.	84,200
16,000	Carnival Corp.	389,120
5,000	Harley-Davidson, Inc.	84,850
		558,170

	RESTAURANT (0.2%)
5,000	CKE Restaurants, Inc.	43,400
15,000	Starbucks Corp. *	141,900
12,000	Yum! Brands, Inc.	378,000
		563,300

	RETAIL - SPECIAL LINES (0.8%)
25,000	Abercrombie & Fitch Co. Class A	576,750
10,000	American Eagle Outfitters, Inc.	93,600
15,000	AnnTaylor Stores Corp. *	86,550
20,000	Best Buy Co., Inc.	562,200
20,000	Cabela’s, Inc. *	116,600
20,000	Interface, Inc. Class A	92,800
25,000	NBTY, Inc. *	391,250
20,000	PetSmart, Inc.	369,000
16,000	RadioShack Corp.	191,040
		2,479,790

	RETAIL BUILDING SUPPLY (0.1%)
20,000	Home Depot, Inc. (The)	460,400

	RETAIL STORE (0.7%)
15,000	J.C. Penney Company, Inc.	295,500
10,000	Macy’s, Inc.	103,500
20,000	Nordstrom, Inc.	266,200
25,000	Wal-Mart Stores, Inc.	1,401,500
		2,066,700

	SECURITIES BROKERAGE (0.7%)
20,000	Charles Schwab Corp. (The)	323,400
3,000	Goldman Sachs Group, Inc. (The)	253,170
25,000	Legg Mason, Inc.	547,750
10,000	Merrill Lynch & Co., Inc.	116,400

See Notes to Financial Statements.

Value Line Income and Growth Fund, Inc.

Schedule of Investments

Shares		Value

17,000	Morgan Stanley	$272,680
18,000	NYSE Euronext	492,840
		2,006,240

	SEMICONDUCTOR (0.6%)
15,000	Analog Devices, Inc.	285,300
5,000	Canadian Solar, Inc. *	32,300
30,000	Intel Corp.	439,800
5,000	International Rectifier Corp. *	67,500
25,000	Linear Technology Corp.	553,000
30,000	NVIDIA Corp. *	242,100
15,000	Texas Instruments, Inc.	232,800
		1,852,800

	SHOE (0.1%)
20,000	Brown Shoe Company, Inc.	169,400

	STEEL - GENERAL (0.2%)
10,000	Nucor Corp.	462,000

	STEEL - INTEGRATED (0.2%)
30,000	Mueller Water Products, Inc. Class A	252,000
1,000	POSCO ADR	75,250
10,000	United States Steel Corp.	372,000
		699,250

	TELECOMMUNICATION SERVICES (0.9%)
22,000	AT&T, Inc.	627,000
18,000	BT Group PLC ADR	359,640
10,000	Dycom Industries, Inc. *	82,200
12,000	Embarq Corp.	431,520
10,000	Millicom International Cellular S.A.	449,100
20,000	Turkcell Iletisim Hizmetleri AS ADR	291,600
16,000	Verizon Communications, Inc.	542,400
5,000	Vimpel-Communications ADR	35,800
		2,819,260

	TELECOMMUNICATIONS EQUIPMENT (0.7%)
50,000	Cisco Systems, Inc. *	815,000
20,000	Harmonic, Inc. *	112,200
10,000	Motorola, Inc.	44,300
50,000	Nokia Oyj ADR	780,000

Shares		Value

10,000	Polycom, Inc. *	$135,100
8,000	QUALCOMM, Inc.	286,640
		2,173,240
	TRUCKING (0.2%)
12,000	Ryder System, Inc.	465,360

	WATER UTILITY (0.5%)
25,000	American States Water Co.	824,500
14,000	California Water Service Group	650,020
		1,474,520
	WIRELESS NETWORKING (0.1%)
10,000	Research In Motion Ltd. *	393,895
	TOTAL COMMON STOCKS (Cost $198,559,021)	164,300,183

PREFERRED STOCKS (0.6%)

	ELECTRICAL EQUIPMENT (0.2%)
24,400	General Electric Capital Corp. 4 1/2% (1)	483,120

	FINANCIAL SERVICES - DIVERSIFIED (0.2%)
32,200	HSBC Holdings PLC 6 1/5%	598,276

	INSURANCE - LIFE (0.1%)
25,000	MetLife, Inc. Series B 6 1/2%	426,750

	R.E.I.T. (0.1%)
20,000	Health Care REIT, Inc. Series F 7 5/8%	370,000
	TOTAL PREFERRED STOCKS (Cost $2,479,729)	1,878,146

Principal
Amount
U.S. TREASURY OBLIGATIONS (13.3%)
$7,000,000	U.S. Treasury Notes, 4.50%, 2/15/09	7,035,546
7,000,000	U.S. Treasury Notes, 5.50%, 5/15/09	7,136,717
6,861,420	U.S. Treasury Notes, 0.88%, 4/15/10 (2)	6,450,812

See Notes to Financial Statements.

Value Line Income and Growth Fund, Inc.

December 31, 2008

Principal Amount		Value

$4,000,000	U.S. Treasury Notes, 4.75%, 3/31/11	$4,355,936
6,548,880	U.S. Treasury Notes, 2.38%, 4/15/11 (2)	6,395,905
6,405,780	U.S. Treasury Notes, 2.00%, 4/15/12 (2)	6,248,640
3,341,400	U.S. Treasury Notes, 1.88%, 7/15/15 (2)	3,157,362

	TOTAL U.S. TREASURY OBLIGATIONS (COST $40,252,821)	40,780,918

U.S. GOVERNMENT AGENCY OBLIGATIONS (8.6%)
3,000,000	Federal Farm Credit Bank, 4.38%, 6/23/11	3,050,235
3,000,000	Federal Farm Credit Bank, 3.90%, 2/4/13	3,003,189
3,000,000	Federal Farm Credit Bank, 4.10%, 5/15/13	3,027,135
2,000,000	Federal Farm Credit Bank, 4.24%, 6/3/13	2,059,802
3,000,000	Federal Home Loan Bank, 4.88%, 5/14/10	3,163,842
3,000,000	Federal Home Loan Bank, 5.55%, 6/12/12	3,060,606
2,000,000	Federal Home Loan Bank, 4.15%, 4/2/13	2,000,000
2,000,000	Federal Home Loan Bank, 4.55%, 6/19/13	2,028,882
2,000,000	Federal Home Loan Bank, 4.90%, 7/22/13	2,038,432
2,000,000	Federal Home Loan Bank, 4.60%, 1/14/15	2,045,768
1,065,122	Federal National Mortgage Association Benchmark REMIC Series 20069-B1 Class AB, 6.00%, 6/25/16	1,088,442
	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $26,067,550)	26,566,333

Principal
Amount		Value
CONVERTIBLE CORPORATE BONDS & NOTES (5.8%)

	AEROSPACE/DEFENSE (0.2%)
$1,000,000	AAR Corp. 1.75%, 2/1/26	$770,000

	BIOTECHNOLOGY (0.5%)
1,500,000	Amgen, Inc. 0.38%, 2/1/13	1,426,875

	COMPUTER & PERIPHERALS (0.4%)
1,500,000	Maxtor Corp. Senior Notes, 2.38%, 8/15/12	909,375
1,250,000	SanDisk Corp. 1.00%, 5/15/13	500,000
		1,409,375

	COMPUTER SOFTWARE & SERVICES (0.6%)
1,000,000	Euronet Worldwide, Inc. Senior Debentures, 3.50%, 10/15/25	642,500
1,500,000	Tech Data Corp. Senior Debentures, 2.75%, 12/15/26	1,095,000
		1,737,500

	DRUG (0.6%)
1,250,000	Cubist Pharmaceuticals, Inc. 2.25%, 6/15/13	1,167,188
750,000	Valeant Pharmaceuticals International 4.00%, 11/15/13	648,750
		1,815,938

	ELECTRICAL EQUIPMENT (0.7%)
2,000,000	General Cable Corp. Senior Notes, 1.00%, 10/15/12	1,247,500
1,750,000	WESCO International, Inc. 1.75%, 11/15/26	964,687
		2,212,187

	ELECTRONICS (0.3%)
1,020,000	Flextronics International Ltd. 1.00%, 8/1/10	841,500

	ENVIRONMENTAL (0.3%)
1,000,000	Allied Waste Industries, Inc. 4.25%, 4/15/34	895,000

See Notes to Financial Statements.

Value Line Income and Growth Fund, Inc.

Schedule of Investments

Principal Amount		Value
	MEDICAL SERVICES (0.3%)
$1,500,000	LifePoint Hospitals, Inc. Senior Subordinated Debentures, 3.25%, 8/15/25	$1,078,125

	MEDICAL SUPPLIES (0.1%)
1,000,000	Affymetrix, Inc. 3.50%, 1/15/38	386,250

	OILFIELD SERVICES/EQUIPMENT (0.4%)
1,000,000	Helix Energy Solutions Group, Inc. 3.25%, 12/15/25	441,250
1,000,000	Transocean, Inc. Senior Notes Series C, 1.50%, 12/15/37	770,000
		1,211,250

	SEMICONDUCTOR (0.8%)
1,000,000	LSI Corp. 4.00%, 5/15/10	933,750
1,000,000	Xilinx, Inc. Subordinated Debentures, 3.13%, 3/15/37	678,750
1,750,000	Yingli Green Energy Holding Co. Ltd. 0.0% 12/15/12 (3)	901,250
		2,513,750

	TELECOMMUNICATION SERVICES (0.2%)
1,000,000	NII Holdings, Inc. 3.13%, 6/15/12	606,250

	TELECOMMUNICATIONS EQUIPMENT (0.3%)
1,000,000	Lucent Technologies, Inc. Series A 2.88%, 6/15/23	830,000

	WIRELESS NETWORKING (0.1%)
1,250,000	Powerwave Technologies, Inc. Subordinated Notes, 1.88%, 11/15/24	250,000

Principal Amount		Value
	TOTAL CONVERTIBLE CORPORATE BONDS & NOTES (COST $23,192,004)	$17,984,000

CORPORATE BONDS & NOTES (5.0%)

	ELECTRICAL EQUIPMENT (1.6%)
2,000,000	General Electric Capital Corp., 5.50%, 11/15/11	1,986,138
1,000,000	General Electric Capital Corp., 4.00%, 2/15/12	956,609
2,000,000	Thomas & Betts Corp., 6.39%, 2/10/09	2,004,640
		4,947,387

	FOOD PROCESSING (0.3%)
1,000,000	Sensient Technologies Corp., 6.50%, 4/1/09	996,661

	HOTEL/GAMING (0.2%)
1,000,000	Marriott International, 5.81%, 11/10/15	701,288

	MACHINERY (0.6%)
2,000,000	Whirlpool Corp., 6.13%, 6/15/11	1,781,910

	MEDICAL SUPPLIES (0.4%)
1,250,000	Fisher Scientific International, Inc., Senior Subordinated Notes, 6.13%, 7/1/15	1,102,981

	METALS & MINING DIVERSIFIED (0.9%)
1,000,000	Alcoa, Inc., 6.00%, 7/15/13	905,050
1,000,000	Freeport-McMoRan Copper & Gold, Inc., 6.88%, 2/1/14	900,930
1,060,000	Southern Copper Corp., 6.38%, 7/27/15	958,664
		2,764,644

	RETAIL STORE (0.6%)
1,000,000	J.C. Penney Corp., Inc., 8.00%, 3/1/10	970,988

See Notes to Financial Statements.

Value Line Income and Growth Fund, Inc.

December 31, 2008

Principal Amount		Value
$1,025,000	Macy’s Retail Holdings, Inc., 5.88%, 1/15/13	$721,950
		1,692,938

	SECURITIES BROKERAGE (0.0%)
750,000	Lehman Brothers Holdings, Inc., 5.63%, 1/24/13 (4)	75,000

	SEMICONDUCTOR (0.4%)
1,500,000	National Semiconductor Corp., Senior Notes, 6.15%, 6/15/12	1,344,469

	TOTAL CORPORATE BONDS & NOTES (Cost $17,028,126)	15,407,278

	TOTAL INVESTMENT SECURITIES (86.7%) (COST $307,579,251)	266,916,858

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (13.3%)		40,831,020

NET ASSETS (100%)		$307,747,878

NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($307,747,878 ÷ 48,147,899 shares outstanding)		$6.39

*	Non-income producing.

(1)	Multi-coupon preferred security.

(2)	Treasury Inflation Protected Security (TIPS).

(3)	Zero Coupon Bond.

(4)	Security currently in default.

ADR	American Depositary Receipt.

GDR	Global Depositary Receipt.

See Notes to Financial Statements.

Value Line Income and Growth Fund, Inc.

Statement of Assets and Liabilities at December 31, 2008

Assets:
Investment securities, at value (Cost - $307,579,251)	$266,916,858
Cash	43,141,517
Interest and dividends receivable	1,238,721
Receivable for capital shares sold	467,497
Receivable for securities sold	463,771
Prepaid expenses	21,345
Total Assets	312,249,709

Liabilities:
Payable for securities purchased	3,605,695
Payable for capital shares repurchased	577,528
Accrued expenses:
Advisory fee	170,248
Service and distribution plan fees	63,826
Directors’ fees and expenses	10,621
Other	73,913
Total Liabilities.	4,501,831

Net Assets	$307,747,878

Net assets consist of:
Capital stock, at $1.00 par value (authorized 50,000,000, outstanding 48,147,899 shares)	$48,147,899
Additional paid-in capital	316,325,063
Distributions in excess of net investment income	(14,297)
Accumulated net realized loss on investments and foreign currency	(16,047,692)
Net unrealized depreciation of investments and foreign currency translations	(40,663,095)
Net Assets	$307,747,878

Net Asset Value, Offering and Redemption Price per Outstanding Share ($307,747,878 ÷ 48,147,899 shares outstanding)	$6.39

Statement of Operations for the Year Ended December 31, 2008

Investment Income:
Interest	$6,165,524
Dividends (net of foreign withholding tax of $79,715)	4,480,891
Total Income	10,646,415

Expenses:
Advisory fee	2,390,964
Service and distribution plan fees	900,371
Auditing and legal fees	188,100
Transfer agent fees	133,226
Printing and postage	106,777
Custodian fees	104,719
Registration and filing fees	49,253
Directors’ fees and expenses	39,293
Insurance	25,970
Other	13,022
Total Expenses Before Custody Credits	3,951,695
Less: Custody Credits	(39,981)
Net Expenses	3,911,714

Net Investment Income	6,734,701

Net Realized and Unrealized Loss on Investments and Foreign Exchange Transactions:
Net Realized Loss	(15,454,135)
Change in Net Unrealized Appreciation/(Depreciation)	(76,531,919)

Net Realized Loss and Change in Net Unrealized Appreciation/(Depreciation) on Investments and Foreign Exchange Transactions	(91,986,054)

Net Decrease in Net Assets from Operations	$(85,251,353)

See Notes to Financial Statements.

Value Line Income and Growth Fund, Inc.

Statement of Changes in Net Assets for the Years Ended December 31, 2008 and 2007

	Year Ended December 31, 2008	Year Ended December 31, 2007
Operations:
Net investment income	$6,734,701	$8,273,821
Net realized gain/(loss) on investments and foreign currency	(15,454,135)	23,899,416
Change in net unrealized appreciation/(depreciation)	(76,531,919)	(4,260,969)
Net increase/(decrease) in net assets from operations	(85,251,353)	27,912,268

Distributions to Shareholders:
Net investment income	(7,090,545)	(7,846,820)
Net realized gain from investment transactions	(1,324,740)	(25,675,604)
Return of capital	(3,975,558)	—
Total Distributions	(12,390,843)	(33,522,424)

Capital Share Transactions:
Proceeds from sale of shares	87,684,677	70,031,607
Proceeds from reinvestment of dividends and distributions to shareholders	11,332,184	30,962,778
Cost of shares repurchased	(79,875,485)	(67,085,298)
Net increase in net assets from capital share transactions	19,141,376	33,909,087

Total Increase/(Decrease) in Net Assets	(78,500,820)	28,298,931

Net Assets:
Beginning of year	386,248,698	357,949,767
End of year	$307,747,878	$386,248,698
Distributions in excess of net investment income and undistributed net investment income, respectively, at end of year	$(14,297)	$705,279

See Notes to Financial Statements.

Value Line Income and Growth Fund, Inc.

Notes to Financial Statements

1. Significant Accounting Policies

Value Line Income and Growth Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A) Security Valuation. Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. In addition, the Fund may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer.

The Board of Directors has determined that the value of bonds and other fixed-income securities be calculated on the valuation date by reference to valuations obtained from an independent pricing service which determines valuations for normal institutional-size trading units of debt securities, without exclusive reliance upon quoted prices. This service takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations.

(B) Fair Value Measurements. The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 — quoted prices in active markets for identical investments

Value Line Income and Growth Fund, Inc.

December 31, 2008

●	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 — Quoted Prices	$166,178,329	—
Level 2 — Other Significant Observable Inputs	100,738,529	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$266,916,858	—

*	Other financial instruments include futures, forwards and swap contracts.

For the year ended December 31, 2008, there were no Level 3 investments.

(C) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Fund’s policy to mark-to-market the collateral on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. There were no open repurchase agreements at December 31, 2008.

(D) Federal Income Taxes. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(E) Security Transactions and Distributions. Security transactions are accounted for on the date the securities are purchased or sold. Interest income, adjusted for amortization of discount and premium, is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

The Fund may invest in Treasury Inflation-Protection Securities (TIPS). The principal value and interest payout of TIPS are periodically adjusted according to the rate of inflation based on the Consumer Price Index. The adjustments for principal and income due to inflation are reflected in interest income in the Statement of Operations.

(F) Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities which are denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. The Fund does not isolate changes in the value of investments caused by foreign exchange rate differences from the changes due to other circumstances.

Income and expenses are translated to U.S. dollars based upon the rates of exchange on the respective dates of such transactions.

Value Line Income and Growth Fund, Inc.

Notes to Financial Statements

Net realized foreign exchange gains or losses arise from currency fluctuations realized between the trade and settlement dates on securities transactions, the differences between the U.S. dollar amounts of dividends, interest, and foreign withholding taxes recorded by the Fund, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments, at the end of the fiscal period, resulting from changes in the exchange rates. The effect of the change in foreign exchange rates on the value of investments is included in realized gain/loss on investments and change in net unrealized appreciation/ depreciation on investments.

(G) Representations and Indemnifications. In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(H) Accounting for Real Estate Investment Trusts. The Fund owns shares of Real Estate Investment Trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from REITs during the year which represent a return of capital are recorded as a reduction of cost and distributions which represent a capital gain dividend are recorded as a realized long-term capital gain on investments.

(I) Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

2. Investment Risks

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly-owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

3. Capital Share Transactions, Dividends and Distributions to Shareholders

Transactions in capital stock were as follows:

	Year Ended December 31, 2008	Year Ended December 31, 2007

Shares sold	11,460,292	7,872,405
Shares issued to shareholders in reinvestment of dividends and distributions	1,609,436	3,640,928
Shares repurchased	(10,641,714)	(7,558,649)

Value Line Income and Growth Fund, Inc.

December 31, 2008

	Year Ended December 31, 2008	Year Ended December 31, 2007

Net increase	2,428,014	3,954,684
Dividends per share from net investment income	$0.1506	$0.1850
Distributions per share from net realized gains	$0.0278	$0.5975
Distributions per share from return of capital	$0.0844	$—

4. Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term securities, were as follows:

Year Ended December 31, 2008

Purchases:
U.S. Treasury & Government Agency Obligations	$49,848,855
Other Investment Securities	232,746,273
$282,595,128
Sales & Redemptions:
U.S. Treasury & Government Agency Obligations	$84,265,803
Other Investment Securities	198,727,988
$282,993,791

5. Income Taxes

At December 31, 2008, information on the tax components of capital is as follows:

Cost of investments for tax purposes	$313,776,017
Gross tax unrealized appreciation	$13,371,857
Gross tax unrealized depreciation	(60,231,016)
Net tax unrealized depreciation on investments	$(46,859,159)
Undistributed ordinary income	$—
Undistributed long-term gain	$—
Capital loss carryforward, expires December 31, 2016	$(4,907,955)

During the year ended December 31, 2008, as permitted under federal income tax regulations, the Fund elected to defer $4,850,073 of post-October net capital losses to the next taxable year.

To the extent that current or future capital gains are offset by capital losses, the Fund does not anticipate distributing any such gains to shareholders.

It is uncertain whether the Fund will be able to realize the benefits of the losses before they expire.

Net unrealized gain (loss) differs from financial statements and tax purposes primarily due to wash sales and investments in partnerships.

Permanent book tax differences relating to the current year were reclassified within the composition of the net asset accounts. The Fund decreased undistributed net investment income by approximately $363,732 and decreased accumulated net realized loss by $363,732. Net assets were not affected by this reclassification. These reclassifications were due to differing treatments of investments in partnerships, consent fees and foreign currency translation for tax purposes.

The tax composition of distributions to shareholders for the years ended December 31, 2008 and 2007 were as follows:

	2008	2007

Ordinary income	$7,117,254	$15,358,315
Long-term capital gain	1,298,031	18,164,109
Return of capital	3,975,558	—
	$12,390,843	$33,522,424

Value Line Income and Growth Fund, Inc.

Notes to Financial Statements

6. Investment Advisory Fees, Service and Distribution Fees, and Transactions With Affiliates

On June 30, 2008, Value Line, Inc. (“Value Line”) reorganized its investment management division into EULAV Asset Management, LLC (“EULAV”), a newly formed, wholly-owned subsidiary. As part of the reorganization, each advisory agreement was transferred from Value Line to EULAV and EULAV replaced Value Line as the Fund’s investment adviser. The portfolio managers, who are now employees of EULAV, have not changed as a result of the reorganization.

An advisory fee of $2,390,964 was paid or payable to Value Line or EULAV (the “Adviser”), the Fund’s investment adviser, for the year ended December 31, 2008. This was computed at the rate of 0.70% of the first $100 million of the Fund’s average daily net assets plus 0.65% on the excess thereof, and paid monthly. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of administrative services, office space, equipment, and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund’s Board of Directors, to act as officers and employees of the Fund and pays their salaries. Direct expenses of the Fund are charged to the Fund while common expenses of the Value Line Funds are allocated proportionately based upon the funds’ respective net assets. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the “Plan”), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the “Distributor”), a wholly-owned subsidiary of Value Line, in advertising, marketing and distributing the Fund’s shares and for servicing the Fund’s shareholders at an annual rate of 0.25% of the Fund’s average daily net assets. For the year ended December 31, 2008, fees amounting to $900,371 were paid or payable to the Distributor under the Plan.

For the year ended December 31, 2008, the Fund’s expenses were reduced by $39,981 under a custody credit arrangement with the custodian.

Certain officers, employees and a director of Value Line and/or affiliated companies are also officers and a director of the Fund.

Value Line and/or affiliated companies and the Value Line, Inc. Profit Sharing and Savings Plan owned 242,996 shares of the Fund’s capital stock, representing less than 1% of the outstanding shares at December 31, 2008. In addition, officers and directors of the Fund as a group owned 3,797 shares of the Fund, representing less than 1% of the outstanding shares.

7. Concentration of Credit Risk

At December 31, 2008, the Fund had $43,141,517 (or 14.02% of total net assets) in cash held at its custodian State Street Bank & Trust (SSBT).

8. Other

By letter dated June 15, 2005, the staff of the Northeast Regional Office of the Securities and Exchange Commission (“SEC”) informed Value Line that it was conducting an investigation in the matter of Value Line Securities, Inc. (“VLS”). Value Line has supplied numerous documents to the SEC in response to its requests and various individuals, including employees and former employees of Value Line, directors of the Fund and others, have provided testimony to the SEC. On May 8, 2008, the SEC issued a formal order of private investigation regarding whether VLS’ brokerage charges and related expense reimbursements from the Value Line Funds (“Funds”) during periods prior to 2005 were excessive and whether adequate disclosure was made to the SEC and the boards of directors and

Value Line Income and Growth Fund, Inc.

December 31, 2008

shareholders of the Funds. Thereafter, certain officers of Value Line, who are former officers of the Funds, asserted their constitutional privilege not to provide testimony. Value Line has informed the Funds that it believes the SEC has completed the fact finding phase of its investigation and Value Line will seek to settle this matter with the SEC. Although management of Value Line cannot determine the effect that the investigation will have on Value Line’s financial statements, it believes that any settlement is likely to be material to it and has informed the Funds of its belief, in light of settlement discussions to date, that there are no loss contingencies that should be accrued or disclosed in the Fund’s financial statements and that the resolution of this matter is not likely to have a materially adverse effect on the ability of the Adviser or VLS to perform their respective contracts with the Fund.

Value Line Income and Growth Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:

	Years Ended December 31,
	2008	2007	2006	2005	2004
Net asset value, beginning of year	$8.45	$8.57	$8.37	$8.35	$8.23

Income from investment operations:
Net investment income	0.14	0.19	0.19	0.15	0.11
Net gains or (losses) on securities (both realized and unrealized)	(1.94)	0.48	0.73	0.68	1.06
Total from investment operations	(1.80)	0.67	0.92	0.83	1.17

Less distributions:
Dividends from net investment income	(0.15)	(0.19)	(0.23)	(0.15)	(0.11)
Distributions from net realized gains	(0.03)	(0.60)	(0.49)	(0.66)	(0.94)
Return of capital	(0.08)	—	—	—	—
Total distributions	(0.26)	(0.79)	(0.72)	(0.81)	(1.05)

Net asset value, end of year	$6.39	$8.45	$8.57	$8.37	$8.35
Total return	(21.52)%	7.84%	11.07%	9.98%	14.39%
Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$307,748	$386,249	$357,950	$276,896	$230,559
Ratio of expenses to average net assets(1)	1.10%	1.05%	1.07%	1.09%	1.11%
Ratio of net investment income to average net assets	1.87%	2.18%	2.21%	1.81%	1.31%
Portfolio turnover rate	86%	56%	62%	71%	103%

(1)
Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets net of custody credits would have been 1.09% for the year ended December 31, 2008, 1.04% for the year ended December 31, 2007, and 1.06% for the year ended December 31, 2006 and would not have changed for the other years shown.

See Notes to Financial Statements.

Value Line Income and Growth Fund, Inc.

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of Value Line Income and Growth Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Value Line Income and Growth Fund, Inc. (the “Fund”) at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statement and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York

February 27, 2009

Value Line Income and Growth Fund, Inc.

Federal Tax Notice (unaudited)

For corporate taxpayers, 45.72% of the ordinary income distribution paid during the calendar year 2008, qualify for the corporate dividends received deductions.

During the calendar year 2008, 30.24% of the ordinary income distribution are treated as qualified dividends.

During the calendar year 2008, the Fund distributed $1,298,031 of long-term capital gain to its shareholders.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies during the most recent 12-month period ended June 30 is available through the Fund’s website at http://www.vlfunds.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

Value Line Income and Growth Fund, Inc.

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Value Line Income and Growth Fund, Inc.

Management of the Fund

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund’s officers under the direction of the Board of Directors. The following table sets forth information on each Director and Officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds. Each Director serves until his or her successor is elected and qualified.

Name, Address, and Age	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Director
Interested Director*
Thomas T. Sarkany Age 62	Director	Since 2008	Mutual Fund Marketing Director of Value Line Securities, Inc. (the “Distributor”).	None
Non-Interested Directors
Joyce E. Heinzerling 500 East 77th Street New York, NY 10162 Age 53	Director	Since 2008	General Counsel, Archery Capital LLC (private investment fund).	Burnham Investors Trust, since 2004 (4 funds).
Francis C. Oakley 54 Scott Hill Road Williamstown, MA 01267 Age 77	Director (Lead Independent Director since 2008)	Since 2000
Professor of History, Williams College, (1961–2002). Professor Emeritus since 2002. President Emeritus since 1994 and President, (1985–1994); Chairman (1993–1997) and Interim President (2002–2003) of the American Council of Learned Societies. Trustee since 1997 and Chairman of the Board since 2005, National Humanities Center.
None
David H. Porter 5 Birch Run Drive Saratoga Springs, NY 12866 Age 73	Director	Since 1997	Visiting Professor of Classics, Williams College, since 1999; President Emeritus, Skidmore College since 1999 and President, (1987–1998).	None
Paul Craig Roberts 169 Pompano St. Panama City Beach, FL 32413 Age 69	Director	Since 1983	Chairman, Institute for Political Economy.	None

Value Line Income and Growth Fund, Inc.

Management of the Fund

Name, Address, and Age	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Director
Nancy-Beth Sheerr 1409 Beaumont Drive Gladwyne, PA 19035 Age 59	Director	Since 1996	Senior Financial Advisor, Veritable L.P. (Investment adviser) since 2004; Senior Financial Advisor, Hawthorn, (2001–2004).	None
Daniel S. Vandivort 59 Indian Head Road Riverside, CT 06878 Age 54	Director	Since 2008	President, Chief Investment Officer, Weiss, Peck and Greer/Robeco Investment Management 2005–2007; Managing Director, Weiss, Peck and Greer, 1995–2005.	None
Officers
Mitchell E. Appel Age 38	President	Since 2008
President of each of the Value Line Funds since June 2008; Chief Financial Officer of Value Line since April 2008 and from September 2005 to November 2007; Treasurer from June 2005 to September 2005; Chief Financial Officer of XTF Asset Management from November 2007 to April 2008; Chief Financial Officer of Circle Trust Company from January 2003 to May 2005; Chief Financial Officer of the Distributor since April 2008.

Howard A. Brecher Age 55	Vice President and Secretary	Since 2008
Vice President and Secretary of each of the Value Line Funds since June 2008; Vice President, Secretary and a Director of Value Line; Vice President of the Distributor and Secretary since June 2008; Vice President, Secretary, Treasurer, General Counsel and a Director of Arnold Bernhard & Co., Inc.

Emily D. Washington Age 30	Treasurer	Since 2008
Treasurer and Chief Financial Officer (Principal Financial and Accounting Officer) of each of the Value Line Funds since August 2008; Associate Director of Mutual Fund Accounting at Value Line until August 2008.

*	Mr. Sarkany is an “interested person” as defined in the Investment Company Act of 1940 by virtue of his position with the Distributor.

Unless otherwise indicated, the address for each of the above officers is c/o Value Line Funds, 220 East 42nd Street, New York, NY 10017.

The Fund’s Statement of Additional Information (SAI) includes additional information about the Fund’s Directors and is available, without charge, upon request by calling 1-800-243-2729 or on the Fund’s website, www.vlfunds.com.

Value Line Income and Growth Fund, Inc.

The Value Line Family of Funds

1950 — The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 — Value Line Income and Growth Fund’s primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 — The Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 — Value Line Larger Companies Fund’s sole investment objective is to realize capital growth.

1979 — The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 — Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 — Value Line Centurion Fund* seeks long-term growth of capital.

1984 — The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 — Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 — Value Line Aggressive Income Trust seeks to maximize current income.

1987 — Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 — Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 — Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 — Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

*	Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-243-2729, 9am–5pm CST, Monday–Friday, or visit us at www.vlfunds.com. Read the prospectus carefully before you invest or send money.

Item 2.	Code of Ethics

(a) The Registrant has adopted a Code of Ethics that applies to its principal executive officer, and principal financial officer and  principal accounting officer.

(f) Pursuant to item 12(a), the Registrant is attaching as an exhibit a copy of its Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

Item 3.	Audit Committee Financial Expert.

(a)(1)The Registrant has an Audit Committee Financial Expert serving on its Audit Committee.
(2) The Registrant’s Board has designated Francis C. Oakley, a member of the Registrant’s Audit Committee, as the Registrant’s Audit Committee Financial Expert.  Mr. Oakley is an independent director who is a Professor of History with Williams College.  He spent most of his professional career at Williams College, where he served as a faculty member, President Emeritus and President (1961-2003). He also served as Chairman (1993-1997) and President (2002-2003) of The American Council of Learned Societies.  He has also previously served as Trustee and Chairman of the Board of Trustees of National Humanities Center.

A person who is designated as an “audit committee financial expert” shall not make such person an "expert" for any purpose, including without limitation under Section 11 of the Securities Act of 1933 or under applicable fiduciary laws, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.	Principal Accountant Fees and Services

	(a)	Audit Fees 2008 - $38,610

	(b)	Audit-Related fees – None.

	(c)	Tax Preparation Fees 2008 -$10,455

	(d)	All Other Fees – None

	(e)	(1)
Audit Committee Pre-Approval Policy. All services to be performed for the Registrant  by PricewaterhouseCoopers LLP must be pre-approved by the audit committee. All services performed were pre-approved by the committee.

	(e)	(2) Not applicable.

	(f)	Not applicable.

	(g)	Aggregate Non-Audit Fees 2008 -$10,455

	(h)	Not applicable.

Item 11.	Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.	Exhibits.

	(a)	Code of Business Conduct and Ethics for Principal Executive and Senior Financial Officers attached hereto as Exhibit 99.2R CODE ETH.

	(b)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

		(2)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	March 10, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	March 10, 2009